Related-Party Transactions (Tables)	6 Months Ended
Jun. 30, 2012
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
A summary of revenue and expense transactions with Tesoro, including expenses directly charged and allocated to our Predecessors, are as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Revenues	$32,458	$18,878	$58,811	$24,440
Operating and maintenance expenses (a)	3,883	9,956	8,413	21,251
General and administrative expenses	3,071	2,233	5,829	3,795
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(a)
Operating and maintenance expenses include imbalance settlement gains of $2.5 million and $1.3 million for the three months ended June 30, 2012 and 2011, respectively, and $5.0 million and $2.4 million in the six months ended June 30, 2012 and 2011, respectively.